Tax - Balance sheet related (Details 2) SFr in Millions	12 Months Ended
	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)
Tax effect of temporary differences
Compensation and benefits				SFr 956	SFr 957
Loans				598	192
Investment securities				1,437	1,986
Provisions				769	582
Leasing				439
Derivatives				72	62
Real estate				189	285
Net operating loss carry-forwards				5,753	6,227
Net operating loss carry-forwards, after allocation of valuation allowances				1,465	1,647
Goodwill and intangible assets				405	518
Other				78	198
Gross deferred tax assets before valuation allowance				10,696	11,007
Less valuation allowance	SFr (4,021)	SFr (4,279)	SFr (4,188)	(4,136)	(4,021)	SFr (4,279)
Gross deferred tax assets net of valuation allowance				6,560	6,986
Compensation and benefits				(650)	(426)
Loans				(348)	(87)
Investment securities				(503)	(1,170)
Provisions				(337)	(369)
Business combinations				0	(1)
Derivatives				(224)	(214)
Leasing				(405)
Real estate				(35)	(60)
Other				(182)	(154)
Gross deferred tax liabilities				(2,684)	(2,481)
Net deferred tax assets				3,876	4,505
Net deferred tax assets change	(629)
Income tax effects allocated directly to equity share-based compensation pension plan remeasurement	24
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(64)
Net deferred tax assets increase/(decrease) related to temporary differences and taxable income				502
Net operating loss carry-forwards
Due to expire within 1 year				10
Due to expire within 2 to 5 years				7,348
Due to expire within 6 to 10 years				3,754
Due to expire within 11 to 20 years				6,172
Amount due to expire				17,284
Amount not due to expire				17,637
Total net operating loss carry-forwards				34,921
Movements in the valuation allowance
Balance at beginning of period	4,021	4,279	4,188
Net changes	115	(258)	91
Balance at end of period	4,136	4,021	4,279
Tax benefits associated with share-based compensation
Tax benefits recorded in the consolidated statements of operations	263	242	314
Movements in gross unrecognized tax benefits
Balance at beginning of period	574	481	410
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	27	10	131
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(64)	(2)	(104)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	105	112	117
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	0	(73)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(35)	(4)	(3)
Other (including foreign currency translation)	(12)	(23)	3
Balance at end of period	595	574	481
of which, if recognized, would affect the effective tax rate				595	574	481
Interest and penalties
Interest and penalties recognized in the consolidated statements of operations			SFr 29
Interest and penalties recognized in the consolidated statements of operations, Recoveries	SFr (10)	(28)
Interest and penalties recognized in the consolidated balance sheets				77	87	SFr 115
US
Movements in the valuation allowance
Net operating loss carryforward period as per US tax law (in years)	20
Switzerland
Tax effect of temporary differences
Tax benefit from the remeasurement and release of valuation allowances on deferred tax assets	SFr (87)
Movements in the valuation allowance
Net operating loss carryforward period as per Swiss tax law (in years)	7
US and Switzerland
Tax effect of temporary differences
Less valuation allowance	SFr (606)	(584)		(606)	(584)
Net deferred tax assets				SFr 3,855	SFr 4,175
Movements in the valuation allowance
Balance at beginning of period	584
Balance at end of period	SFr 606	SFr 584